SHARE-BASED PAYMENTS (Schedule of Outstanding Units Activity) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options	1,048,500	922,698
Granted, other than options	135,316	125,802
Outstanding, other than options, ending	1,183,816	1,048,500
Outstanding, beginning balance, fair value | $	$ 4,043	$ 3,468
Fair Value, granted, other units | $	438	431
Fair value, Change in fair value, other units | $	595	144
Outstanding, ending balance, fair value | $	$ 5,076	$ 4,043
Cash Settled, Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options	2,668,197	1,948,709
Granted, other than options	1,956,611	1,716,286
Units paid out in cash, other units	(896,413)	(1,214,393)
Forfeited or cancelled, other units	(179,402)	(188,892)
Transferred from equity to cash settled, other units		406,487
Outstanding, other than options, ending	3,548,993	2,668,197
Outstanding, beginning balance, fair value | $	$ 5,216	$ 3,840
Fair value, forfeited or cancelled, other units | $	(332)
Fair Value, Paid in Cash, other units | $	(3,160)	(4,812)
Fair value, Change in fair value, other units | $	7,263	6,188
Outstanding, ending balance, fair value | $	8,987	$ 5,216
Less: current portion | $	(5,043)
Non-current portion | $	$ 3,944
Equity Settled, Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options		705,855
Units paid out in cash, other units		(297,275)
Forfeited or cancelled, other units		(2,093)
Transferred from equity to cash settled, other units		(406,487)
Cash Settled, Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units paid out in cash, other units		(340,236)
Transferred from equity to cash settled, other units		340,236
Fair Value, Paid in Cash, other units | $		$ (1,240)
Fair value, Change in fair value, other units | $		$ 1,240
Equity Settled, Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options	1,840,012	1,839,456
Granted, other than options	1,038,383	844,187
Units paid out in cash, other units	(589,574)	(350,666)
Forfeited or cancelled, other units	(233,859)	(152,729)
Transferred from equity to cash settled, other units		(340,236)
Outstanding, other than options, ending	2,054,962	1,840,012